Document and Entity Information	Mar. 24, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	Vaxxinity, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	333-261063
Entity Tax Identification Number	86-2083865
Entity Address Address Line 1	1717 Main St
Entity Address Address Line 2	Ste 338
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75201
City Area Code	254
Local Phone Number	244-5739
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	VAXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001851657